Share-based payments - RSU Transactions (Details) - shares	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019
Share Options Activity [Roll Forward]
RSUs/Options outstanding, beginning balance (shares)	2,037,665	3,647,571
Granted (shares)	558,489	236,256
Cancelled (shares)	(59,297)	(143,659)
RSUs/Options outstanding, ending balance (shares)	1,794,377	2,037,665
Omnibus Plan
Share Options Activity [Roll Forward]
RSUs/Options outstanding, beginning balance (shares)	10,650	0
Granted (shares)	35,171	10,650
Settled (shares)	(3,550)	0
Cancelled (shares)	(2,839)	0
RSUs/Options outstanding, ending balance (shares)	39,432	10,650